Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in non-cash working capital:
Trade receivables and other	$ (506)	$ (602)
Trade and other payables	(987)	1,399
Net (decrease) increase in cash	(1,493)	797
Significant non-cash transactions:
Shares and replacement equity awards issued for Mariana acquisition	0	131,354
Financial instruments received on disposal of mineral, royalty and other interests	$ 4,275	$ 0